Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Blended Large Cap Growth Managed Volatility Fund Supplement Dated April 1, 2021 to the Prospectus Dated May 1, 2020

This Supplement updates certain information in the Prospectus for the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). You may obtain a copy of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

On March 26, 2021 at a Special Meeting of Shareholders of the Fund, the shareholders approved the proposal to change the sub-classification of the Fund from “diversified” to “non-diversified”, and the elimination of a fundamental investment restriction that requires the Fund to be diversified. As a result, effective on or about April 1, 2021, the Fund’s Prospectus is revised as follows:

1.	The following is added to the Principal Investment Strategies section on page 2:

The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.

2.	The following is added to the Principal Risks section beginning on page 3:

•
Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.

LVIP Blended Large Cap Growth Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Blended Large Cap Growth Managed Volatility Fund Supplement Dated April 1, 2021 to the Prospectus Dated May 1, 2020

This Supplement updates certain information in the Prospectus for the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). You may obtain a copy of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

On March 26, 2021 at a Special Meeting of Shareholders of the Fund, the shareholders approved the proposal to change the sub-classification of the Fund from “diversified” to “non-diversified”, and the elimination of a fundamental investment restriction that requires the Fund to be diversified. As a result, effective on or about April 1, 2021, the Fund’s Prospectus is revised as follows:

1.	The following is added to the Principal Investment Strategies section on page 2:

The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.

2.	The following is added to the Principal Risks section beginning on page 3:

•
Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.